UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

c/o CT Corporation

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2017

Date of reporting period: July 31, 2017

Item 1.	Schedule of Investments

Schedule of Investments July 31, 2017	(Unaudited)

LSV Global Value Fund	Shares	Value (000)
Common Stock (50.3%)
Aerospace & Defense (3.0%)
Boeing	200	$49
Huntington Ingalls Industries	70	15
Moog, Cl A*	200	15
Orbital ATK	200	20
Spirit AeroSystems Holdings, Cl A	400	24
Triumph Group	200	5

		128

Agricultural Products (1.2%)
Bunge	300	24
Fresh Del Monte Produce	400	21
Ingredion	60	7

		52

Air Freight & Logistics (0.4%)
FedEx	80	17

Aircraft (1.5%)
Delta Air Lines	500	25
JetBlue Airways*	900	20
United Continental Holdings*	300	20

		65

Apparel Retail (0.2%)
Gap	400	10

Asset Management & Custody Banks (0.5%)
Ameriprise Financial	150	22

Automotive (2.2%)
Ford Motor	1,700	19
General Motors	800	29
Goodyear Tire & Rubber	700	22
Lear	160	24

		94

Automotive Retail (0.3%)
Group 1 Automotive	200	12

Banks (3.2%)
Bank of America	1,700	41
CIT Group	300	14
JPMorgan Chase	400	37
PNC Financial Services Group	100	13
Regions Financial	1,400	20
Wells Fargo	200	11

		136

Biotechnology (1.9%)
Amgen	200	35
Biogen*	100	29

	Shares	Value (000)
Biotechnology (continued)
Gilead Sciences	200	$15

		79

Broadcasting, Newspapers & Advertising (0.1%)
TEGNA	400	6

Chemicals (1.6%)
Celanese, Cl A	250	24
Eastman Chemical	300	25
Huntsman	700	19

		68

Computers & Services (1.8%)
Cars.com*	133	3
Dell Technologies, Cl V*	55	4
DXC Technology	51	4
Hewlett Packard Enterprise	1,000	17
HP	1,000	19
NetApp	400	17
Western Digital	160	14

		78

Data Processing & Outsourced Services (0.4%)
Sykes Enterprises*	500	17

Electrical Services (1.6%)
American Electric Power	200	14
FirstEnergy	700	22
Public Service Enterprise Group	700	32

		68

Financial Services (2.0%)
Capital One Financial	230	20
Citigroup	600	41
Discover Financial Services	400	24

		85

Food, Beverage & Tobacco (0.6%)
Pilgrim’s Pride*	800	20
SUPERVALU*	1,500	5

		25

General Merchandise Stores (0.4%)
Target	300	17

Health Care Distributors (0.8%)
Cardinal Health	200	16
McKesson	120	19

		35

Health Care Facilities (0.6%)
HCA Holdings*	300	24

Schedule of Investments July 31, 2017	(Unaudited)

LSV Global Value Fund	Shares	Value (000)
Health Care Services (0.4%)
Quest Diagnostics	140	$15

Homefurnishing Retail (0.5%)
Aaron’s	500	23

Hotels & Lodging (0.5%)
Wyndham Worldwide	200	21

Household Products, Furniture & Fixtures (0.4%)
Whirlpool	100	18

Insurance (5.1%)
Aetna	160	25
Aflac	160	13
Allstate	300	27
American Financial Group	150	15
Anthem	80	15
Hartford Financial Services Group	400	22
Lincoln National	400	29
MGIC Investment*	1,700	20
Prudential Financial	240	27
Travelers	200	26

		219

IT Consulting & Other Services (1.0%)
International Business Machines	300	43

Machinery (1.2%)
Cummins	130	22
Meritor*	900	15
Trinity Industries	500	14

		51

Motorcycle Manufacturers (0.2%)
Harley-Davidson	200	10

Multimedia (0.3%)
Viacom, Cl B	300	10

Office Electronics (0.4%)
Xerox	575	18

Oil & Gas Storage & Transportation (0.2%)
DHT Holdings	1,800	7

Paper & Paper Products (0.2%)
Domtar	200	8

Paper Packaging (1.1%)
International Paper	400	22
Packaging of America	200	22

	Shares	Value (000)
Paper Packaging (continued)
WestRock	37	$2

		46

Petroleum & Fuel Products (1.7%)
Chevron	150	16
ExxonMobil	200	16
PBF Energy, Cl A	200	5
Valero Energy	500	34

		71

Pharmaceuticals (3.5%)
AbbVie	400	28
Johnson & Johnson	350	47
Lannett*	500	10
Merck	500	32
Pfizer	1,000	33

		150

Printing & Publishing (0.0%)
Gannett	150	1

Retail (1.4%)
Brinker International	200	7
Dillard’s, Cl A	100	7
Kohl’s	500	21
Kroger	800	20
Macy’s	160	4

		59

Semi-Conductors/Instruments (3.3%)
Applied Materials	700	31
Cirrus Logic*	300	19
Intel	800	28
Lam Research	200	32
Orbotech*	400	14
QUALCOMM	300	16

		140

Specialized REIT’s (0.3%)
Hospitality Properties Trust	500	14

Technology Distributors (0.8%)
Arrow Electronics*	300	24
Avnet	300	12

		36

Telephones & Telecommunications (3.0%)
AT&T	500	20
Brocade Communications Systems	800	10
Cisco Systems	1,300	41
Corning	1,100	32
Verizon Communications	500	24

		127

Schedule of Investments July 31, 2017	(Unaudited)

LSV Global Value Fund	Shares	Value (000)
Thrifts & Mortgage Finance (0.5%)
Radian Group	1,100	$19

Total Common Stock (Cost $1,911)		2,142

Foreign Common Stock (47.8%)
Australia (2.0%)
Asaleo Care	7,900	8
Australian Pharmaceutical Industries	8,000	11
BlueScope Steel	1,900	20
Fortescue Metals Group	6,000	28
McMillan Shakespeare	1,000	12
Retail Food Group	2,100	8

		87

Austria (0.6%)
Voestalpine	500	25

Belgium (0.6%)
Solvay	170	24

Bermuda (1.0%)
Everest Re Group	100	26
Validus Holdings	300	16

		42

Canada (2.9%)
Air Canada, Cl B*	1,200	19
BRP	500	16
Canadian Imperial Bank of Commerce	130	11
Industrial Alliance Insurance & Financial Services	400	19
Magna International	700	33
National Bank of Canada	300	14
Rogers Communications, Cl B	200	10

		122

Chile (0.6%)
Enel Americas	118,400	24

China (2.0%)
China CITIC Bank, Cl H	24,000	15
China Resources Power Holdings	8,000	15
Great Wall Motor, Cl H	14,500	19
Shanghai Pharmaceuticals Holding, Cl H	4,000	11
Sinotrans, Cl H	49,000	25

		85

	Shares	Value (000)
Finland (0.6%)
Neste	600	$26

France (3.3%)
Atos	160	24
AXA	400	12
BNP Paribas	300	23
Electricite de France	1,100	11
Renault	140	13
Sanofi	300	29
Total	600	30

		142

Germany (3.1%)
Allianz	60	13
BASF	100	9
Daimler	300	21
Deutsche Bank	1,050	19
Deutsche Post	500	19
Leoni	300	18
Muenchener Rueckversicherungs	50	11
Siemens	100	14
Volkswagen	50	8

		132

Hong Kong (1.4%)
Air China, Cl H	12,000	11
CP Pokphand	126,000	12
Skyworth Digital Holdings	22,000	12
SmarTone Telecommunications Holdings	6,500	9
Texwinca Holdings	14,000	8
Truly International Holdings	30,000	10

		62

Hungary (0.6%)
MOL Hungarian Oil & Gas	300	26

Indonesia (0.4%)
Bank Negara Indonesia Persero	27,700	15

Ireland (0.8%)
Seagate Technology	400	13
Smurfit Kappa Group	700	21

		34

Israel (0.4%)
Bank Hapoalim	1,700	12
Teva Pharmaceutical Industries	200	6

		18

Italy (1.3%)
Astaldi	900	6

Schedule of Investments July 31, 2017	(Unaudited)

LSV Global Value Fund	Shares	Value (000)
Italy (continued)
Enel	5,900	$33
Mediobanca	1,600	17

		56

Japan (7.6%)
Fuji Oil	500	12
Fujitec	1,300	18
Heiwado	700	16
Isuzu Motors	1,500	21
KDDI	1,000	27
Konoike Transport	800	11
Lintec	500	12
Matsumotokiyoshi Holdings	200	12
Mixi*	400	22
Nippon Telegraph & Telephone	700	34
Nissan Motor*	2,500	25
Nitto Kogyo	500	8
ORIX	1,600	25
Resona Holdings	3,100	16
Senshu Ikeda Holdings	2,400	10
Shindengen Electric Manufacturing	2,000	10
SKY Perfect JSAT Holdings	1,500	7
Towa Pharmaceutical	200	10
Tsubakimoto Chain	2,000	17
Valor	500	11

		324

Mexico (0.1%)
OHL Mexico	3,300	4

Netherlands (1.4%)
Aegon	3,100	18
LyondellBasell Industries, Cl A	300	27
Royal Dutch Shell, Cl B	500	14

		59

New Zealand (0.1%)
SKY Network Television	1,700	4

Norway (1.1%)
DNB	1,800	36
Marine Harvest	600	11

		47

Russia (0.4%)
Lukoil PJSC ADR	370	17

Singapore (0.7%)
DBS Group Holdings	1,000	16
Flextronics International*	800	13

		29

	Shares	Value (000)
South Africa (0.2%)
Barclays Africa Group	800	$9

South Korea (2.1%)
Korea Electric Power	400	16
Samsung Electronics	23	49
SK Telecom	100	25

		90

Spain (0.8%)
Distribuidora Internacional de Alimentacion	2,700	18
Mapfre	4,500	17

		35

Sweden (1.0%)
Hemfosa Fastigheter	1,000	12
Inwido	1,500	19
Nordea Bank	900	11

		42

Switzerland (2.9%)
Credit Suisse Group	900	14
Roche Holding AG	80	20
Swiss Life Holding	60	22
Swiss Re	200	19
TE Connectivity	300	24
UBS Group	1,300	23

		122

Taiwan (1.9%)
Compeq Manufacturing	23,000	21
Hon Hai Precision Industry	5,000	19
Mitac Holdings	18,000	22
Pegatron	6,000	20

		82

Thailand (0.3%)
Krung Thai Bank	21,700	12

Turkey (0.9%)
Eregli Demir ve Celik Fabrikalari	6,500	14
KOC Holding	2,900	14
TAV Havalimanlari Holding	1,600	10

		38

United Kingdom (4.7%)
3i Group	1,700	21
Acacia Mining	4,300	10
BAE Systems	2,300	18
Bellway	400	17
Berkeley Group Holdings	400	19
BP	1,800	10
Centrica	2,800	7
Halfords Group	2,500	11
J Sainsbury	6,000	19

Schedule of Investments July 31, 2017	(Unaudited)

LSV Global Value Fund	Shares	Value (000)
United Kingdom (continued)
Lloyds Banking Group	26,800	$23
Old Mutual	3,000	8
Restaurant Group	200	1
Senior	3,900	13
X5 Retail Group GDR*	600	23

		200

Total Foreign Common Stock (Cost $1,908)		2,036

Preferred Stock (0.3%)
Brazil (0.3%)
Itausa	4,961	15

Total Preferred Stock (Cost $16)		15

	Face Amount (000)
Repurchase Agreement (0.5%)

Morgan Stanley 0.880%, dated 07/31/17, to be repurchased on 08/01/17, repurchase price $19 (collateralized by various U.S. Treasury Notes, par values ranging $3 - $14, 1.000% - 2.000%, 09/07/17 – 12/31/22; with total market value $20)	$19	19

Total Repurchase Agreement (Cost $19)		19

Total Investments – 98.9% (Cost $3,854) †		$4,212

Percentages are based on Net Assets of $4,259 (000).

*	Non-income producing security.

†	At July 31, 2017, the tax basis cost of the Fund’s investments was $3,854 (000), and the unrealized appreciation and depreciation were $617 (000) and $(259) (000) respectively.

ADR	— American Depositary Receipt

Cl	— Class

GDR	— Global Depositary Receipt

PJSC	— Public Joint Stock Company

REIT	— Real Estate Investment Trust

The following is a list of the level of inputs used as of July 31, 2017, in valuing the Fund’s investments carried at value ($ 000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Common Stock	$2,142	$—	$—	$2,142
Foreign Common Stock	2,036	—	—	2,036
Preferred Stock	15	—	—	15
Repurchase Agreement	—	19	—	19
Total Investments in Securities	$4,193	$19	$—	$4,212

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy during the reporting period. Changes in the classification between Level 1 and 2 occur primarily when foreign equity securities are fair valued using other observable market-based inputs in place of closing exchange prices due to events occurring after foreign market closures or foreign market holidays. For the period ended July 31, 2017, there were no transfers from Level 1 to Level 2 investments as a result of fair valuation of foreign equity securities. Transfers, if any, between levels are considered to have occurred as of the end of the period.

For the period ended July 31, 2017, there were no Level 3 securities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

Amounts designated as “—“ are $0 or have been rounded to $0.

LSV-QH-006-0700

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2017

By (Signature and Title)	/s/ Stephen Connors
Stephen Connors
Treasurer, Controller & CFO

Date: September 27, 2017